Summary of Significant Accounting Policies and Basis of Accounting (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Cash and Cash Equivalents and Restricted Cash
Amount required to maintain under the letter of credit	$ 200,000	$ 200,000	$ 200,000
Letter of credit
Cash and Cash Equivalents and Restricted Cash
Cash balance required to maintain as collateral for outstanding letter of credit	200,000	450,000
Decrease in the letter of credit	250,000	50,000
Amounts outstanding under the letter of credit	$ 0	$ 0